Leases - Schedule of Maturities of Operating Lease liabilities (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Operating Lease liabilities [Abstract]
2026	¥ 187,176,731
2027	149,626,294
2028	102,186,779
2029	57,809,171
2030	29,328,241
Thereafter	25,594,808
Total undiscounted lease payments	551,722,024
Less: imputed interest	(130,633,829)
Total lease liabilities	¥ 421,088,195	¥ 558,190,327